Joseph P. Campbell
                                                     Prospectus Development Unit
                                                     ARS Operations, TS41
                                                     151 Farmington Avenue
                                                     Hartford, CT 06156
                                                     860-273-0299
                                                     Fax: 860-273-3004

May 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE: Variable Annuity Account B of Aetna Life Insurance and Annuity Company.- File Nos. 33-75998, 811-02512; CIK 0000103005

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 to the Registration Statement for the above referenced Registrant do not differ from that which was filed electronically on April 15, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-0299.

Sincerely,


/s/ Joseph P. Campbell
----------------------
Joseph P. Campbell
Prospectus Development Unit